Supplementary Oil And Gas Information (Unaudited) - Results of Operations from Crude Oil and Natural Gas Producing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$ 42,298	$ 30,057	$ 16,893
Production	(8,712)	(7,152)	(6,280)
Transportation	(9,973)	(6,604)	(4,498)
Depletion, depreciation and amortization	(7,353)	(5,724)	(6,046)
Asset retirement obligation accretion	(281)	(185)	(205)
Income tax	(2,906)	(1,848)	257
Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	33,020	24,160	13,306
Production	(8,381)	(6,851)	(6,048)
Transportation	(1,431)	(1,184)	(1,274)
Depletion, depreciation and amortization	(7,337)	(5,709)	(6,031)
Asset retirement obligation accretion	(281)	(185)	(205)
Petroleum revenue tax	483	33	31
Income tax	(3,552)	(2,396)	82
Results of operations	12,521	7,868	(139)
North America | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	31,698	23,111	12,520
Production	(7,830)	(6,377)	(5,624)
Transportation	(1,424)	(1,176)	(1,258)
Depletion, depreciation and amortization	(5,417)	(5,407)	(5,564)
Asset retirement obligation accretion	(241)	(158)	(169)
Petroleum revenue tax	0	0	0
Income tax	(3,896)	(2,317)	23
Results of operations	12,890	7,676	(72)
North Sea | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	635	611	432
Production	(437)	(383)	(321)
Transportation	(6)	(7)	(15)
Depletion, depreciation and amortization	(1,747)	(160)	(277)
Asset retirement obligation accretion	(33)	(21)	(30)
Petroleum revenue tax	483	33	31
Income tax	442	(29)	72
Results of operations	(663)	44	(108)
Offshore Africa | Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	687	438	354
Production	(114)	(91)	(103)
Transportation	(1)	(1)	(1)
Depletion, depreciation and amortization	(173)	(142)	(190)
Asset retirement obligation accretion	(7)	(6)	(6)
Petroleum revenue tax	0	0	0
Income tax	(98)	(50)	(13)
Results of operations	$ 294	$ 148	$ 41